Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2022
Going Concern [Line Items]
Revenue	$ 3,300,000
Revenue percentage	50.00%
Gross Profit	$ 200,000
Gross profit from continued operation percentage	74.00%
Gross margin		$ 800,000
Net loss	$ 16,100,000	15,400,000
Working capital deficit	6,800,000
Cash	1,400,000
Amount of accounts receivable outstanding	1,200,000
Accounts receivable from third parties	1,100,000
Accounts receivable from related party	100,000
Amount of accounts receivable collected back	700,000
Percentage of accounts receivable collected back			22.00%
Amount of bank loans outstanding	$ 5,400,000
Maximum [Member]
Going Concern [Line Items]
Revenue		6.5
Impairment losses percentage	13.00%
Minimum [Member]
Going Concern [Line Items]
Revenue		$ 3,200,000
Gross Profit	$ 600,000
Impairment losses percentage	7.00%